Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss from operations	$ (18,637,000)	$ (4,968,000)	$ (26,911,000)	$ (19,267,000)	$ (28,681,000)	$ (17,468,000)
Other income:
Loss before income taxes	(23,088,000)	(6,091,000)	(34,721,000)	(22,502,000)	(34,260,000)	(26,750,000)
Income tax provision	211,000	241,000	336,000	416,000	843,000	387,000
Net loss	(23,299,000)	(6,332,000)	(35,057,000)	(22,918,000)	(35,103,000)	(27,137,000)
Capitol Investment Corp. V
Formation and operating costs	858,357	277	1,998,077	297	1,030,921	3,769
Loss from operations	(858,357)	(277)	(1,998,077)	(297)	(1,030,921)	(3,769)
Other income:
Interest earned on marketable securities held in Trust Account	5,686	0	53,045	0	14,781	0
Change in fair value of warrant liabilities	520,000	0	7,800,000	0	(7,626,667)	0
Unrealized loss on marketable securities held in Trust Account	1,840	0	0	0	(2,201)	0
Other income, net	527,526	0	7,853,045	0	(7,614,087)	0
Loss before income taxes	(330,831)	(277)	5,854,968	(297)
Income tax provision	0	0	0	0	0	0
Net loss	$ (330,831)	$ (277)	$ 5,854,968	$ (297)	(8,645,008)	$ (3,769)
Weighted average shares outstanding, basic and diluted (in Shares)	12,659,435	7,500,000	12,967,016	7,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ (0.03)	$ 0	$ 0.45	$ 0
Basic and diluted weighted average shares, non-redeemable common stock (in shares)	30,465,565	0	30,157,984	0
Basic and diluted net loss per share, non-redeemable common stock (in Dollars per share)	$ 0	$ 0	$ 0	$ 0
Class A Common Stock | Capitol Investment Corp. V
Other income:
Net loss	$ 0	$ 0	$ 0	$ 0	$ 10,883
Weighted average shares outstanding, basic and diluted (in Shares)					29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)					$ 0.00	$ 0
Nonredeemable Common Stock | Capitol Investment Corp. V
Other income:
Net loss	$ (330,831)	$ (277)	$ 5,854,968	$ (297)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)					7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)					$ (1.10)	$ (0.00)